Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Dec. 29, 2024	Sep. 28, 2025	Dec. 29, 2024
Carlyle Warrants [Member]
Fair Value Measurements [Line Items]
Price per share (in Dollars per share)	$ 0.01		$ 0.01
SAFE Agreement [Member]
Fair Value Measurements [Line Items]
Discount rate of conversion		50.00%	50.00%
Conversion probability of percentage			50.00%
Related Party [Member]
Fair Value Measurements [Line Items]
Due to related parties (in Dollars)	$ 1.3	$ 1.3	$ 1.3
Maximum [Member]
Fair Value Measurements [Line Items]
Percentage of fair value	12.00%
Minimum [Member]
Fair Value Measurements [Line Items]
Percentage of fair value	7.00%